GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Schedule of Goodwill

	Perimeter Products	Cyber	Total

As of January 1, 2014	$1,991	$3,426	$5,417

Acquisition of a Fiber Company	1,760	-	1,760
Impairment of goodwill (See Note 2k.)	-	(2,114)	(2,114)
Foreign currency translation adjustments	(199)	(368)	(567)

As of December 31, 2014	3,552	944	4,496

Foreign currency translation adjustments	(242)	(4)	(246)

As of December 31, 2015	$3,310	$940	$4,250